UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02992

Exact name of registrant as specified in charter:	Prudential National Muni Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2014

Date of reporting period:	11/30/2013

Item 1. Schedule of Investments

Prudential National Muni Fund, Inc.

Schedule of Investments

as of November 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 99.4%
Alabama — 0.1%
Jefferson Cnty. Sewer Rev., Sr. Lien, Warrants, Ser. A	A2	5.000%	10/01/44	500	$ 467,955
Jefferson Cnty. Sewer Rev., Sr. Lien, Warrants, Ser. A	A2	5.250%	10/01/48	500	482,165

					950,120

Arizona — 3.4%
Apache Cnty. Indl. Dev. Auth. Poll. Ctl. Rev., Tuscon Elec. Pwr. Co., Ser. A	Baa2	4.500%	03/01/30	1,000	924,780
Arizona Hlth. Facs. Auth. Rev., Banner Hlth., Ser. D	AA-(a)	5.500%	01/01/38	2,500	2,605,575
Arizona St. Ctfs. Part. Dept. Admin., Ser. A, AGC	A1	5.250%	10/01/28	2,000	2,128,920
Phoenix Civic Impt. Corp., Arpt. Rev. Rfdg., Sr. Lien, AMT	Aa3	5.000%	07/01/32	1,500	1,537,845
Phoenix Civic Impt. Corp., Jr. Lien, Ser. A	Aa2	5.000%	07/01/39	5,000	5,260,050
Pima Cnty. Indl. Dev. Auth., Tucson Elec. Pwr.	Baa2	4.000%	09/01/29	2,000	1,765,580
Salt River Proj. Arizona Agric. Impt. & Pwr. Dist. Elec. Sys. Rev., Ser. A	Aa1	5.000%	01/01/39	5,000	5,219,450
Salt Verde Fin. Corp., Sr. Gas Rev.	Baa2	5.000%	12/01/32	1,910	1,870,979
Salt Verde Fin. Corp., Sr. Gas Rev.	Baa2	5.000%	12/01/37	3,070	2,953,770

					24,266,949

California — 13.4%
Anaheim Pub. Fin. Auth. Lease Rev., AGC, Sr. Pub. Impvts. Proj., Ser. A	A1	6.000%	09/01/24	5,500	6,381,375
Anaheim Pub. Fin. Auth. Lease Rev., AGC, Sub. Pub. Impvts. Proj., Ser. C	A2	6.000%	09/01/16	6,690	7,405,094
California Cnty. Tob. Securitization Corp., Tob. Conv. Bonds Asset Bk., Ser. B	NR	5.100%	06/01/28	1,250	1,067,288
California Hlth. Facs. Fin. Auth. Rev., Children’s Hosp., Ser. A	A-(a)	5.250%	11/01/41	2,000	2,015,380
California Hlth. Facs. Fin. Auth. Rev., Scripps Hlth., Ser. A	Aa3	5.000%	11/15/36	1,000	1,008,690
California Hlth. Facs. Fin. Auth. Rev., Stanford Hosp., Ser. B	Aa3	5.000%	11/15/36	2,000	2,010,460
California Hlth. Facs. Fin. Auth. Rev., Sutter Hlth., Ser. D	Aa3	5.250%	08/15/31	1,000	1,060,370
California Poll. Ctl. Fin. Auth. Wtr. Facs. Rev., Amern. Wtr. Cap. Corp. Proj., 144A	Baa1	5.250%	08/01/40	1,250	1,232,250
California St., FGIC, TCRS, GO	A1	4.750%	09/01/23	155	156,595
California St., GO	A1	5.250%	11/01/40	1,250	1,299,913
California St., Infra & Econ. Dev. Bank Walt Dis. Fam. Musm.	A1	5.250%	02/01/38	3,000	3,057,690
California St., Var. Purp., GO	A1	5.000%	10/01/29	2,000	2,118,080
California St., Var. Purp., GO	A1	5.000%	09/01/41	4,250	4,317,958
California St., Var. Purp., GO	A1	5.000%	10/01/41	1,250	1,270,175
California St., Var. Purp., GO	A1	5.000%	04/01/42	7,000	7,114,100
California St., Var. Purp., GO	A1	5.000%	11/01/43	875	890,724
California St., Var. Purp., GO	A1	5.250%	04/01/35	1,250	1,323,425
California St., Var. Purp., GO	A1	5.500%	11/01/39	1,000	1,075,090
California St., Var. Purp., GO	A1	6.000%	03/01/33	1,500	1,741,845
California St., Var. Purp., GO	A1	6.000%	04/01/38	3,500	3,969,945
California St., Var. Purp., GO	A1	6.000%	11/01/39	2,000	2,295,220
California St. Univ. Rev., Ser. A	Aa2	5.000%	11/01/37	1,250	1,292,900
California Statewide Cmntys. Dev. Auth. Rev., Cottage Hlth.	A+(a)	5.000%	11/01/40	1,600	1,583,584
California Statewide Cmntys. Dev. Auth. Rev., Sutter Hlth., Ser. A	Aa3	6.000%	08/15/42	3,000	3,394,590
Folsom Cordova Uni. Sch. Dist., Sch. Facs. Impvt. Dist., No. 2, Ser. A, CABS, GO, NATL	Aa3	3.490%(b)	10/01/21	60	45,738
Foothill-De Anza Cmnty. College Dist., GO, Ser. C	Aaa	5.000%	08/01/40	1,250	1,304,100

Golden St. Tob. Securitization Corp., Tob. Settlement Rev., CABS Asset Bkd., Ser. A-2	B3	5.300%	06/01/37	5,000	3,658,450
Golden St. Tob. Securitization Rev., Asset Bkd., Ser. A-1	B3	4.500%	06/01/27	2,240	1,866,144
Golden St. Tob. Securitization Rev., CABS Asset Bkd., Ser. A, AMBAC (Converted to 4.6% on 6/1/10)	A2	4.600%	06/01/23	2,000	2,055,660
Golden St. Tob. Securitization Rev., Enhanced Asset Bkd., Ser. A	A2	5.000%	06/01/45	1,000	945,520
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev., Ser. A	Baa2	5.250%	11/15/19	1,000	1,122,390
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev., Ser. A	Baa2	5.500%	11/15/37	1,000	1,032,480
Los Angeles Calif. Dept. Arpts. Rev., Ser. A, AMT	Aa3	5.000%	05/15/38	1,000	1,009,740
Los Angeles Dept. of Wtr. & Pwr., Sys., Ser. B	Aa2	5.000%	07/01/34	2,500	2,682,975
Los Angeles Reg. Arpt. Impvt. Corp., Lease Rev., Rfdg., Facs. Laxfuel Corp. LA Int’l., AMT	A(a)	5.000%	01/01/32	1,000	1,000,610
M-S-R Energy Auth., Calif., Ser. A	A-(a)	6.500%	11/01/39	2,000	2,349,120
Pittsburg Redev. Agcy. Tax Alloc., Los Medanos Cmnty. Dev. Proj., CABS, AMBAC	BBB+(a)	5.400%(b)	08/01/25	2,000	1,073,700
Port of Oakland, Rfdg., Sr. Lien Ser. P, AMT	A2	5.000%	05/01/33	1,750	1,752,310
San Diego Cmnty. College Dist., GO, Election 2006	Aa1	5.000%	08/01/41	1,500	1,566,915
San Diego Cnty. Regl. Arpt. Auth., Ser. B, Sr. AMT	A1	5.000%	07/01/43	2,000	1,939,820
San Francisco City & Cnty. Airports Commission, Rfdg., 2nd, Series, Ser. F, AMT	A1	5.000%	05/01/28	1,635	1,698,585
San Francisco City & Cnty. Airports Commission, 2nd, Ser. A, AMT	A1	5.250%	05/01/33	1,000	1,033,750
Santa Margarita Dana Point Auth. Impt. Rev., Dists. 3, 3A, 4, 4A, Ser. B, NATL	Baa1	7.250%	08/01/14	2,000	2,076,820
Tuolumne Wind Proj. Auth. Calif. Rev., Tuolumne Co. Proj., Ser. A	A2	5.625%	01/01/29	1,000	1,111,750
University Calif. Rev. Gen., Ser. O	Aa1	5.750%	05/15/34	750	843,585
University Calif. Rev. Gen., Ser. Q	Aa1	5.000%	05/15/34	1,000	1,063,620
Ventura Cnty. Cmnty. College, Election 2002, Ser. C, GO	Aa2	5.500%	08/01/33	2,000	2,217,380

					94,533,903

Colorado — 2.9%
Colorado Hlth. Facs. Auth. Rev., Catholic Hlth., Ser. A	A1	5.000%	02/01/41	3,000	2,925,780
Denver City & Cnty. Arpt. Rev. Sys., Ser. A, AMT, Rfdg.	A1	5.250%	11/15/22	1,000	1,121,880
Denver City & Cnty. Arpt. Rev. Sys., Ser. A, NATL	A1	5.000%	11/15/25	10,000	10,782,700
Denver City & Cnty. Arpt. Rev. Sys., Ser. B, NATL, AMT	A1	5.000%	11/15/15	2,500	2,710,175
Platte Riv. Pwr. Auth. Colo. Pwr. Rev., Ser. HH	Aa2	5.000%	06/01/27	1,500	1,681,725
University Colo. Enterprise Sys. Rev., Ser. A	Aa2	5.375%	06/01/32	1,000	1,105,760

					20,328,020

Connecticut — 0.3%
Connecticut St. Dev. Auth. Rev., Ser. A, Light & Pwr. Co. Proj., Rfdg.	A3	4.375%	09/01/28	1,000	1,014,070
Connecticut St. Hlth. & Edl. Facs. Auth. Rev., Western Conn. Hlth., Ser. M	A(a)	5.375%	07/01/41	1,250	1,277,663

					2,291,733

District of Columbia — 3.3%
Dist. of Columbia, Rev., Kipp. Chrt. Schl.	BBB+(a)	6.000%	07/01/43	850	861,067
Dist. of Columbia, Rev., Kipp. Chrt. Schl.	BBB+(a)	6.000%	07/01/48	725	729,154
District of Columbia, Ser. E, BHAC, GO	Aa1	5.000%	06/01/28	5,000	5,308,100
District of Columbia Rev., Assoc. Amer. Med. College, Ser. A, Rmkt.	A+(a)	4.000%	10/01/41	750	628,590
District of Columbia Rev., Brookings Inst.	Aa3	5.750%	10/01/39	5,000	5,276,400
District of Columbia Rev., Gallaudet Univ.	A2	5.500%	04/01/34	600	630,600

District of Columbia Wtr. & Swr. Auth., Pub. Util. Rev., Ser. A	Aa2	5.500%	10/01/39	2,000	2,137,980
Metropolitan Washington DC Arpt. Auth. Sys., Ser. A, AMT	A1	5.000%	10/01/31	2,500	2,573,625
Metropolitan Washington DC Arpt. Auth. Sys., Ser. A, AMT	A1	5.250%	10/01/27	1,000	1,049,060
Metropolitan Washington DC Arpt. Auth. Sys., Ser. B, AMT	A1	5.000%	10/01/25	3,000	3,195,810
Metropolitan Washington DC Arpt. Auth. Sys., Ser. C, AMT	A1	5.000%	10/01/27	1,000	1,047,460

					23,437,846

Florida — 9.4%
Bayside Impt. Cmnty. Dev. Dist., Cap. Impvt. Rev., Ser. A	NR	6.300%	05/01/18	255	249,897
Broward Cnty. FL Arpt. Rev., Ser. A, AMT	A1	5.250%	10/01/43	1,500	1,501,035
Citizens Ppty. Ins. Corp., High Risk Sr. Secd., High Act-A-1, Ser. A-1	A2	6.000%	06/01/16	1,500	1,685,100
Citizens Ppty. Ins. Corp., High Risk Sr. Secd., Ser. A-1	A2	5.250%	06/01/17	1,000	1,133,110
Citizens Ppty. Ins. Corp., Sr. Secd. Coastal, Ser. A-1	A2	5.000%	06/01/19	1,250	1,425,588
Citizens Ppty. Ins. Corp., Sr. Secd. Ser. A-1	A2	5.000%	06/01/22	1,000	1,111,090
Cityplace Cmnty. Dev. Dist. Rev., Rfdg.	NR	5.000%	05/01/26	1,000	1,048,800
Davie Edl. Facs. Rev., Nova S Eastern Univ. Proj., Ser. A	Baa1	5.625%	04/01/43	500	501,580
Davie Edl. Facs. Rev., Nova S Eastern Univ. Proj., Ser. A	Baa1	6.000%	04/01/42	1,000	1,038,830
Florida St. Brd. Ed. Lottery Rev., Ser. B	A1	5.000%	07/01/23	5,185	5,784,749
Greater Orlando Aviation Auth. Arpt. Facs. Rev., Ser. A, AGC, AMT	Aa3	5.000%	10/01/23	2,240	2,437,232
Highlands Cnty. Dev. Dist. Rev., Spl. Assmt.(c)	NR	5.550%	05/01/36	205	144,529
Highlands Cnty. Hlth. Facs. Auth. Rev., Adventist Hlth., Unrefunded Bal., Ser. B	Aa3	5.000%	11/15/25	1,410	1,494,417
Highlands Cnty. Hlth. Facs. Auth. Rev., Adventist Hlth./Sunbelt, Rmkt., Ser. B	Aa3	6.000%	11/15/37	2,440	2,741,364
Highlands Cnty. Hlth. Facs. Auth. Rev., Adventist Hlth., Ser. B (Pre-refunded Date 11/15/15)(d)	Aa3	5.000%	11/15/25	205	223,413
Jacksonville FL. Trans. Rev. Port Auth. Rdfg., AMT	A2	5.000%	11/01/38	500	492,275
Miami Dade Cnty. Aviation Rev., Miami Int’l. Arpt., Ser. A, AMT, AGC	A2	5.500%	10/01/24	2,665	3,017,393
Miami Dade Cnty. Aviation Rev., Miami Int’l. Arpt., Ser. B	A2	5.000%	10/01/41	2,500	2,496,100
Miami Dade Cnty. Aviation Rev., Miami Int’l. Arpt., Ser. C, AMT, AGC	A2	5.250%	10/01/26	5,000	5,391,500
Miami Dade Cnty. Wtr. & Swr. Rev., Rfdg. Sys., Ser. B, AGC	Aa3	5.250%	10/01/22	5,000	5,834,800
North Sumter Cnty. Util. Dependent District, Dist., Wtr. & Swr. Rev.	BBB+(a)	5.750%	10/01/43	1,500	1,530,420
Orlando Util. Commn. Sys. Rev., Ser. A	Aa2	5.250%	10/01/39	5,000	5,300,100
Palm Beach Cnty. Arpt. Sys. Rev., Ser. A, AMT, NATL	A2	5.000%	10/01/22	3,065	3,331,226
Palm Beach Cnty. Arpt. Sys. Rev., Ser. A, AMT, NATL	A2	5.000%	10/01/23	2,350	2,546,930
South Lake Cnty. Hosp. Dist. Rev., South Lake Hosp., Inc.	A3	5.250%	10/01/34	750	761,655
South Lake Cnty. Hosp. Dist. Rev., South Lake Hosp., Inc., Ser. A	Baa1	6.250%	04/01/39	2,500	2,647,050
South Miami Hlth. Facs. Auth. Hosp. Rev., Baptist Hlth. South Fl. Grp.	Aa2	5.000%	08/15/27	3,750	3,963,713
Tampa Fl. Hlth. Sys. Rev., Baycare Hlth. Sys., Ser. A	Aa2	5.000%	11/15/33	3,000	3,057,990
Tampa-Hillsborough Cnty. Expy. Auth. Rev., Rfdg., Ser. B	A3	5.000%	07/01/42	3,000	3,014,430
West Palm Beach Cmnty. Redev. Agy., Northwood-Pleasant Cmnty. Redev., Tax Allocation Rev.	A(a)	5.000%	03/01/35	1,000	983,210

					66,889,526

Georgia — 2.2%
Athens Clarke Cnty. Univs., Govt. Wtr. & Swr. Rev.	Aa2	5.625%	01/01/33	2,000	2,217,120
Atlanta Arpt. & Marina Rev., Rfdg., Gen., Ser. C	A1	6.000%	01/01/30	3,250	3,688,393
Atlanta Arpt. Rev., Gen., Ser. B, AMT	A1	5.000%	01/01/30	500	509,540

Burke Cnty. Dev. Auth. Poll. Ctl. Rev., Oglethorpe Pwr. Vogtle. Proj., Ser. B	Baa1	5.500%	01/01/33	750	784,815
Forsyth Cnty. Sch. Dist. Dev., GO	Aa1	6.750%	07/01/16	385	419,223
Fulton Cnty. Sch. Dist., Rfdg., GO	Aa1	6.375%	05/01/17	750	889,958
Gwinnett Cnty. Hosp. Auth. Rev., Gwinnett Hosp. Sys., Ser. D, AGC	A2	5.500%	07/01/41	1,500	1,538,310
Private Colleges & Univs. Auth. Rev., Emory Univ., Ser. C	Aa2	5.250%	09/01/39	5,000	5,283,950

					15,331,309

Guam — 0.1%
Guam Govt. Wtrwks. Auth., Wtr. & Wastewtr. Sys. Rev.	Ba1	5.500%	07/01/43	500	484,990
Guam Govt. Wtrwks. Auth., Wtr. & Wastewtr. Sys. Rev.	Ba1	6.000%	07/01/25	500	505,980

					990,970

Hawaii — 0.6%
Hawaii Pac. Hlth. Spl. Purp. Rev., Ser. B	A2	5.750%	07/01/40	500	516,555
Hawaii St. Dept. Budg. & Fin., Pac. Hlth. Oblig., Ser. A	A2	5.500%	07/01/43	2,500	2,542,725
Hawaii St. Dept. Budg. & Fin. Pac. Hlth. Rev., Ser. A	A2	5.500%	07/01/40	1,000	1,015,390

					4,074,670

Idaho — 0.2%
Idaho Hlth. Facs. Auth. Rev., Trinity Hlth. Grp., Ser. B	Aa2	6.250%	12/01/33	1,000	1,130,370

Illinois — 9.6%
Chicago Brd. Edu., Rfdg., Dedicated Rev., Ser. F, GO	A3	5.000%	12/01/31	2,500	2,315,175
Chicago O’Hare Int’l. Arpt. Rev., Gen. Arpt., 3rd Lien, Ser. A, NATL	A2	5.250%	01/01/26	6,000	6,361,380
Chicago O’Hare Int’l. Arpt. Rev., Gen. Arpt., 3rd Lien, Ser. B, Rfdg., NATL	A2	5.250%	01/01/15	1,000	1,052,750
Chicago O’Hare Int’l. Arpt. Rev., Gen. Arpt., 3rd Lien, Ser. B-1, XLCA	A2	5.250%	01/01/34	1,975	1,975,178
Chicago O’Hare Int’l. Arpt. Rev., Gen. Arpt., 3rd Lien, Ser. C	A2	6.500%	01/01/41	1,000	1,120,190
Chicago O’Hare Int’l. Arpt. Rev., Gen. Arpt., Sr. Lien, Ser. B, Rfdg., AMT	A2	5.000%	01/01/32	2,000	1,962,560
Chicago Rfdg. Proj., Ser. A, AGC, GO	A2	5.000%	01/01/29	5,000	4,885,850
Chicago Rfdg. Proj., Ser. A, GO	A3	5.000%	01/01/40	2,000	1,816,000
Chicago Trans. Auth. Sales Tax Recpts. Rev.	A1	5.250%	12/01/40	1,000	1,010,410
Illinois Fin. Auth. Rev., Advocate Healthcare, Ser. B	Aa2	5.375%	04/01/44	2,000	2,038,380
Illinois Fin. Auth. Rev., Central DuPage Hlth.	AA(a)	5.250%	11/01/39	2,000	2,023,240
Illinois Fin. Auth. Rev., Central DuPage Hlth., Ser. B	AA(a)	5.500%	11/01/39	1,500	1,574,595
Illinois Fin. Auth. Rev., Northwestern Mem. Healthcare, Rfdg.	Aa2	5.000%	08/15/43	1,000	981,700
Illinois Fin. Auth. Rev., Northwestern Mem. Hosp., Ser. A	Aa2	6.000%	08/15/39	1,000	1,116,220
Illinois Fin. Auth. Rev., People’s Gas Light & Coke, Rfdg.	A1	4.000%	02/01/33	500	442,730
Illinois Fin. Auth. Rev., Northwestern Mem. Hosp., Ser. A (Pre-refunded Date 08/15/14)(d)	NR	5.250%	08/15/34	5,000	5,179,500
Illinois Fin. Auth. Rev., Provena Hlth., Ser. A	Baa1	6.000%	05/01/28	1,500	1,576,425
Illinois Fin. Auth. Rev., Univ. of Chicago, Ser. B	Aa1	6.250%	07/01/38	5,000	5,499,100
Illinois Fin. Auth. Student Hsg. Rev., Advancement Fund, Ser. B	Baa3	5.000%	05/01/30	4,000	3,736,120

Illinois St. Sales Tax Rev., Rfdg., Build Illinois Bonds	AAA(a)	5.000%	06/15/20	2,000	2,302,120
Illinois St. Sales Tax Rev., Rfdg., GO, AGC	A2	5.000%	01/01/23	3,000	3,111,330
Illinois St. Toll Hwy. Auth. Rev., Ser. A	Aa3	5.000%	01/01/38	1,000	991,650
Illinois Toll Hwy. Auth. Rev., Ser. B	Aa3	5.500%	01/01/33	2,000	2,156,620
Illinois Toll Hwy. Auth. Rev., Sr. Priority, Sr. A-1, AGC	Aa3	5.000%	01/01/24	5,000	5,417,800
Metropolitan Pier & Exposition Auth. Dedicated St. Tax Rev., McCormick Place Expansion, Ser. A, NATL, CABS	Baa1	5.940%(b)	12/15/34	10,000	2,917,600

Metropolitan Pier & Exposition Auth. Dedicated St. Tax Rev., McCormick Place Expansion, Ser. A, NATL, CABS	Baa1	5.970%(b)	06/15/37	7,500	1,877,400
Railsplitter Tob. Settlement Auth. Rev., Ser. 2010	A-(a)	6.000%	06/01/28	2,250	2,449,508

					67,891,531

Indiana — 0.6%
Indiana St. Fin. Auth., Private Activity, OH River Brid., Ser. A, AMT	BBB(a)	5.250%	01/01/51	2,000	1,805,040
Indiana St. Fin. Auth., Var. Duke Energy Indl., Ser. B	A(a)	6.000%	08/01/39	1,000	1,083,650
Indianapolis Loc. Pub. Impt. Bd. Bk. Wtr. Wks. Proj., Ser. A	A2	5.750%	01/01/38	1,000	1,064,190

					3,952,880

Kansas — 1.0%
Kansas St. Dev. Fin. Auth. Hosp. Rev., Adventist Hlth.	Aa3	5.750%	11/15/38	1,000	1,072,260
Sedgwick & Shawnee Cnty. Sngl. Fam. Hsg. Rev., Proj., Ser. A-4, AMT, GNMA, FNMA	Aaa	5.700%	12/01/27	325	343,031
Sedgwick & Shawnee Cnty. Sngl. Fam. Hsg. Rev., Ser. A, AMT, GNMA, FNMA	Aaa	5.850%	12/01/27	320	337,408
Sedgwick & Shawnee Cnty. Sngl. Fam. Hsg. Rev., Ser. A-5, AMT, GNMA, FNMA	Aaa	5.750%	06/01/27	205	207,112
Wyandotte Cnty. Kansas City Unified Gov. Util. Sys. Rev., Rfdg., Ser. 2004, AMBAC	A+(a)	5.650%	09/01/19	5,000	5,429,100

					7,388,911

Kentucky — 0.7%
Kentucky Econ. Dev. Fin. Auth. Hosp. Facs. Rev., Owensboro Med. Hlth. Sys., Ser. A	Baa2	6.375%	06/01/40	3,500	3,651,200
Owen Cnty. Wtrwks. Sys. Rev., Amer. Wtr. Co. Proj., Ser. A	Baa1	6.250%	06/01/39	500	527,790
Owen Cnty. Wtrwks. Sys. Rev., Var. Amer. Wtr. Co., Ser. B	Baa1	5.625%	09/01/39	500	507,925

					4,686,915

Louisiana — 0.8%
Louisiana Loc. Govt. Environ. Facs. & Cmnty. Dev. Auth., Jefferson Parish, Ser. A	Aa2	5.375%	04/01/31	1,000	1,065,950
Louisiana Pub. Facs. Auth. Hosp. Rev., Franciscan Missionaries	A2	6.750%	07/01/39	1,000	1,093,010
Louisiana St. Citizens Pty. Inc., Corp. Assmt. Rev., Rmkt., Ser. C-2, AGC	A3	6.750%	06/01/26	2,000	2,288,360
Saint Charles Parish Gulf Zone Opp. Zone Rev., Valero Energy Corp. (Mandatory Put Date 06/01/22)	Baa2	4.000%(e)	12/01/40	1,500	1,483,275

					5,930,595

Maryland — 0.7%
Frederick Cnty. Spl. Oblig., Urbana Cmnty. Dev. Auth. Rev., Ser. A	A-(a)	5.000%	07/01/40	3,000	2,982,390
Maryland St. Hlth. & Higher Edl. Facs. Auth. Rev., Lifebridge Hlth.	A2	6.000%	07/01/41	400	429,944
Maryland St. Hlth. & Higher Edl. Facs. Auth. Rev., Ser. A	A2	4.000%	07/01/43	1,000	799,280
Maryland St. Indl. Dev. Fin. Auth., Synagro Baltimore, Ser. A, Rfdg., AMT	NR	5.250%	12/01/13	600	600,114

					4,811,728

Massachusetts — 5.2%
Boston Indl. Dev. Fin. Auth. Swr. Facs. Rev., Harbor Elec. Energy Co. Proj., AMT	Aa3	7.375%	05/15/15	390	391,880

Massachusetts Bay Trans. Auth. Rev., Assmt., Ser. A	Aa1	5.250%	07/01/34	2,000	2,177,320
Massachusetts Bay Trans. Auth. Rev., Mass. Sales Tax, Ser. B, NATL	Aa2	5.500%	07/01/27	1,325	1,589,695
Massachusetts Edl. Fin. Auth. Rev., Ser. B, AMT	AA(a)	5.500%	01/01/23	715	746,932
Massachusetts St., Cons. Ln., Ser. C, AGC, GO	Aa1	5.000%	08/01/19	2,000	2,289,800
Massachusetts St., Ser. B, AGC, GO	Aa1	5.250%	09/01/24	9,000	10,855,350
Massachusetts St. Dev. Fin. Agcy. Rev., Ser. K-6, Partners Healthcare	Aa2	5.375%	07/01/41	5,000	5,152,000
Massachusetts St. Hlth. & Edl. Facs. Auth. Rev., Harvard Univ., Ser. A	Aaa	5.500%	11/15/36	3,500	3,887,940
Massachusetts St. Hlth. & Edl. Facs. Auth. Rev., Tufts Univ., Ser. M	Aa2	5.500%	02/15/28	3,000	3,526,440
Massachusetts St. Port Auth., Ser. A, AMT	Aa3	5.000%	07/01/42	1,000	1,004,110
Massachusetts St. Port Auth. Spl. Facs. Rev., Bosfuel Proj., AMT, NATL	A2	5.000%	07/01/32	5,000	5,011,150

					36,632,617

Michigan — 1.3%
Detroit Sewer Disp. Rev., Sr. Lien-Rmkt., Ser. 2009B, AGC	A2	7.500%	07/01/33	1,000	1,064,560
Michigan St. Bldg. Auth. Rev., Rfdg., Facs. Proj., Ser. I-A	Aa3	5.375%	10/15/41	750	761,985
Michigan St. Hosp. Fin. Auth. Rev., McLaren Healthcare	Aa3	5.750%	05/15/38	1,000	1,087,290
Michigan St. Strategic Fd. Ltd. Oblig. Rev., Adj. Rfdg., Dow Chemical Rmkt., Ser. B-1	Baa2	6.250%	06/01/14	1,000	1,023,320
Royal Oak Hosp. Fin. Auth. Rev., William Beaumont, Rfdg., Ser. W	A1	6.000%	08/01/39	2,000	2,100,580
Wayne Cnty. Arpt. Auth. Rev., Det. Met. Arpt., Ser. A, Rfdg., AMT	A2	5.000%	12/01/18	1,500	1,666,740
Wayne Cnty. Arpt. Auth. Rev., Det. Met. Arpt., Ser. D, Rfdg., AMT	A2	5.000%	12/01/28	1,500	1,508,640

					9,213,115

Nevada — 0.4%
Clark Cnty. Passenger Facs. Charge Rev., Las Vegas McCarran Int’l. Arpt., Ser. A	A1	5.125%	07/01/34	3,000	3,061,920

New Jersey — 4.5%
Camden Cnty. Impvt. Auth., Cooper Hlth. Sys. Oblig. Group	Baa3	5.750%	02/15/42	1,500	1,491,555
Cape May Cnty. Indl. Poll. Ctrl., Fin. Auth. Rev., Atlantic City Elec. Co., Ser. A, NATL	Baa1	6.800%	03/01/21	2,615	3,188,260
Clearview Reg. High Sch. Dist., GO, NATL	Baa1	5.375%	08/01/15	595	618,270
Jersey City Sew. Auth., Swr., Rfdg., AMBAC	NR	6.250%	01/01/14	1,075	1,079,633
New Jersey Econ., Dev. Auth. Rev., Masonic Charity Fdn. Proj.	A-(a)	5.875%	06/01/18	250	250,655
New Jersey Econ., Dev. Auth. Rev., Masonic Charity Fdn. Proj.	A-(a)	6.000%	06/01/25	1,150	1,151,403
New Jersey Healthcare Facs. Fin. Auth. Rev., AHS Hosp. Corp., Rfdg.	A1	6.000%	07/01/41	500	562,440
New Jersey Healthcare Facs. Fin. Auth. Rev., RWJ Univ. Hosp.	A2	5.500%	07/01/43	1,000	1,034,590
New Jersey Healthcare Facs. Fin. Auth. Rev., Virtua Hlth.	A+(a)	5.000%	07/01/29	1,000	1,047,590
New Jersey Healthcare Facs. Fin. Auth. Rev., Virtua Hlth., AGC	AA-(a)	5.500%	07/01/38	2,000	2,060,900
New Jersey St. Tpke. Auth., Tpke. Rev., Growth & Income Secs., Ser. B, AMBAC, CABS (Converts to 5.150% on 01/01/15)	A3	5.080%(b)	01/01/35	3,000	2,844,270
New Jersey St. Tpke. Auth., Tpke. Rev., Ser. A	A3	5.000%	01/01/43	3,000	3,060,750
New Jersey St. Trans. Trust Fund Auth. Rev., Ser. A	A1	5.500%	12/15/23	3,000	3,519,750

New Jersey St. Trans. Trust Fund Auth. Rev., Ser. A	A1	5.875%	12/15/38	3,000	3,340,320
New Jersey St. Trans. Trust Fund Auth. Rev., Ser. B	A1	5.500%	06/15/31	1,000	1,077,260
Tob. Settlement Fin. Corp. Rev., Asset Bkd., Ser. 1A	B1	4.500%	06/01/23	3,160	2,916,996
Tob. Settlement Fin. Corp. Rev., Asset Bkd., Ser. 1A	B1	4.625%	06/01/26	3,000	2,551,020

					31,795,662

New Mexico — 0.1%
New Mexico Mtge. Fin. Auth. Rev., Sngl. Fam. Mtge., Ser. E, GNMA, FNMA, FHLMC, AMT	AA+(a)	5.500%	07/01/35	660	688,050

New York — 7.5%
Brooklyn Arena Loc. Dev. Corp., Barclays Ctr. Proj.	Baa3	6.375%	07/15/43	750	790,455
Long Island Pwr. Auth. Elec. Sys. Rev., Gen., Ser. A	Baa1	6.000%	05/01/33	1,000	1,124,750
Long Island Pwr. Auth. Elec. Sys. Rev., Ser. A	Baa1	6.250%	04/01/33	500	565,905
Long Island Pwr. Auth. Elec. Sys. Rev., Ser. A, BHAC	Aa1	5.500%	05/01/33	2,000	2,198,380
Metropolitan Trans. Auth. Rev., Ser. 2008C	A2	6.500%	11/15/28	2,500	2,918,725
Metropolitan Trans. Auth. Rev., Ser. D	A2	5.250%	11/15/40	2,000	2,056,260
Monroe Cnty. Indl. Dev. Agcy. Civic Fac. Rev., Rfdg., Highland Hosp. Rochester	A2	5.000%	08/01/22	2,000	2,097,540
New York City, Ser. E, GO	Aa2	5.000%	08/01/17	6,000	6,892,860
New York City, Ser. I-1, GO	Aa2	5.250%	04/01/28	2,000	2,219,800
New York City Indl. Dev. Agcy. Spl. Facs. Rev., Terminal One Group Assn. Proj., AMT	A3	5.500%(e)	01/01/24	1,500	1,608,765
New York City Mun. Wtr. Fin. Auth., Rev., Wtr. & Swr., Fiscal 2009, Ser. A	Aa1	5.750%	06/15/40	1,000	1,108,260
New York City Trans. Fin. Auth. Bldg. Aid. Rev., Fiscal 2009, Ser. S-3	Aa3	5.250%	01/15/39	1,500	1,606,980
New York City Trans. Fin. Auth. Bldg. Aid. Rev., Sub. Ser. S-1A	Aa3	5.250%	07/15/37	3,000	3,167,550
New York City Trans. Fin. Auth. Future Tax Rev., Future Tax Secd. Sub., Ser. D-1	Aa1	5.000%	11/01/38	3,000	3,141,690
New York Liberty Dev. Corp., 4 World Trade Center Proj., Rfdg.	A+(a)	5.750%	11/15/51	1,750	1,864,853
New York Liberty Dev. Corp., 7 World Trade Center Proj., Class 1, Rfdg.	Aaa	5.000%	09/15/40	1,000	1,038,440
New York St. Dorm. Auth. Rev., City Univ. Sys. Cons., Ser. B	Aa3	6.000%	07/01/14	470	482,262
New York St. Dorm. Auth. Rev., Mount Sinai Sch. of Medicine, Ser. A	A3	5.000%	07/01/21	1,685	1,903,949
New York St. Dorm. Auth. Rev., NY Univ., Ser. A	Aa3	5.000%	07/01/43	1,500	1,559,010
New York St. Dorm. Auth. Rev., Rochester Inst. Tech., Ser. A, AMBAC	A1	5.250%	07/01/20	2,100	2,459,247
New York St. Dorm. Auth. Rev., Rochester Inst. Tech., Ser. A, AMBAC	A1	5.250%	07/01/21	2,000	2,335,180
New York St. Environ. Facs. Corp. Rev., Clean Wtr. & Drinking Revolving Fds. Pooled Fin., New York City Mun. Wtr. Proj.	Aaa	5.000%	06/15/34	2,000	2,034,760
New York St. Environ. Facs. Corp. Rev., Clean Wtr. & Drinking Revolving Fds. Pooled Fin., Ser. B	Aaa	5.500%	10/15/23	3,750	4,627,575
New York St. Environ. Facs. Corp. Rev., Clean Wtr. & Drinking Revolving Fds. Pooled Fin., Ser. E	Aaa	6.500%	06/15/14	5	5,027
New York St. Local Gov’t. Assist. Corp. Rev., Ser. E	Aa2	6.000%	04/01/14	1,015	1,035,036
Port Auth. of NY & NJ, Rev., Ser. 178, AMT	Aa3	5.000%	12/01/43	1,000	1,003,900
Port Auth. of NY & NJ, Spl. Oblig. Rev., JFK Int’l. Air Terminal	Baa3	5.000%	12/01/20	500	533,115

Suffolk Cnty. Indl. Dev. Agy. Rev., Keyspan-Port Jeferson, AMT	Baa1	5.250%	06/01/27	1,000	1,007,320

					53,387,594

North Carolina — 2.1%
Charlotte-Mecklenburg Hosp. Auth. Healthcare Sys. Rev., Rfdg., Carolinas, Ser. A	Aa3	5.000%	01/15/43	2,000	2,001,200
North Carolina Eastern Mun. Powr. Agcy., Powr. Sys. Rev., Rfdg., AMBAC	Baa1	6.000%	01/01/18	1,000	1,184,800
North Carolina Eastern Mun. Powr. Agcy., Powr. Sys. Rev., Ser. A, ETM(d)	Baa1	6.400%	01/01/21	1,000	1,192,240
North Carolina Eastern Mun. Powr. Agcy., Powr. Sys. Rev., Ser. A, ETM(d)	Aaa	6.500%	01/01/18	2,635	3,220,102
North Carolina Eastern Mun. Powr. Agcy., Powr. Sys. Rev., Ser. A, NATL, Unrefunded Bal.	Baa1	6.500%	01/01/18	1,005	1,209,538
North Carolina Eastern Mun. Powr. Agcy., Powr. Sys. Rev., Ser. C, AGC	A3	6.000%	01/01/19	500	546,330
North Carolina Eastern Mun. Powr. Agcy., Powr. Sys. Rev., Ser. A (Pre-refunded Date 01/01/22)(d)	Aaa	6.000%	01/01/26	650	823,830
North Carolina Med. Care Commn. Healthcare Facs. Rev., Duke Univ. Hlth. Sys., Ser. A	Aa2	5.000%	06/01/42	3,500	3,558,170
Pitt Cnty. Rev., Mem. Hosp., ETM(d)	Aaa	5.250%	12/01/21	1,000	1,065,460

					14,801,670

North Dakota — 0.1%
Mclean Cnty. Solid Wste. Facs. Rev., Great River Energy Proj., Ser. A	Baa1	4.875%	07/01/26	1,000	1,032,380

Ohio — 3.9%
Buckeye Ohio Tob. Settlement, Asset Bkd. Sr. Turbo, Ser. A-2	B3	5.125%	06/01/24	5,690	4,770,724
Buckeye Ohio Tob. Settlement, Asset Bkd. Sr. Turbo, Ser. A-2	B3	5.875%	06/01/30	3,500	2,773,645
Buckeye Ohio Tob. Settlement, Asset Bkd. Sr. Turbo, Ser. A-2	B3	6.500%	06/01/47	1,250	1,031,313
Cleveland Arpt. Sys. Rev., Rfdg., Ser. A	Baa1	5.000%	01/01/29	1,000	1,009,230
Columbus Citation Hsg. Dev. Corp., Mtge. Rev., FHA (Pre-refunded Date 01/01/15)(d)	NR	7.625%	01/01/22	1,110	1,186,701
Franklin Cnty. Hosp. Facs. Rev., Ohio Hlth. Corp., Ser. A	Aa2	5.000%	11/15/41	2,000	2,007,780
Hamilton Cnty. Healthcare Facs. Rev., Christ Hosp. Proj.	Baa1	5.000%	06/01/42	1,250	1,182,888
Hancock Cnty. Hosp. Rev., Rfdg., Blanchard Valley Regl. Hlth. Ctr.	A2	6.250%	12/01/34	400	429,936
Hilliard Sch. Dist. Sch. Impvt., CABS, GO, NATL	Aa1	2.100%(b)	12/01/19	1,720	1,517,023
Lucas Cnty. Hosp. Rev., Rfdg., Promedica Healthcare, Ser. A	Aa3	6.000%	11/15/41	750	815,670
Lucas Cnty. Hosp. Rev., Rfdg., Promedica Healthcare, Ser. A	Aa3	6.500%	11/15/37	875	986,624
Middleburg Heights Hosp. Rev. Facs., Rfdg., Southwest Gen.	A2	5.250%	08/01/41	800	795,312
Ohio St. Air Quality Dev. Auth. Rev., Poll Ctl. First Energy, Rfdg., Ser. C	Baa2	5.625%	06/01/18	500	545,455
Ohio St. Higher Ed. Facs., Comm., Case Western Resv. Univ., Ser. B	A1	6.500%	10/01/20	750	882,203
Ohio St. Higher Ed. Facs., Comm., Cleveland Clinic Hlth. Sys., Ser. A-1	Aa2	5.000%	01/01/42	2,000	2,014,440
Ohio St. Tpke. Comm., Jr. Lien - Infrastracture Pro., Ser. A-1	A1	5.000%	02/15/48	2,350	2,350,635
Ohio St. Wtr. Dev. Auth. Rev., Poll. Ctl. First Energy, Rfdg., Ser. A (Mandatory Put date 06/01/16)	Baa2	5.875%(e)	06/01/33	500	540,050

Ohio St. Wtr. Dev. Auth. Rev., Poll. Ctl. Ln. Fd. Wtr. Quality, Ser. A	Aaa	5.000%	12/01/29	2,150	2,410,473

					27,250,102

Oklahoma — 0.2%
Oklahoma St. Dev., Fin. Auth., Rfdg., St. Johns Hlth. Sys.	A2	5.000%	02/15/42	1,500	1,503,900

Oregon — 0.5%
Oregon St. Dept. Trans. Hwy. User Tax Rev., Sr. Lien., Ser. A	Aa1	5.000%	11/15/33	3,500	3,717,735

Pennsylvania — 2.7%
Central Bradford Progress Auth., Guthrie Healthcare Sys.	AA-(a)	5.375%	12/01/41	2,700	2,746,521
Geisinger Auth. Hlth. Sys., Ser. A-1	Aa2	5.125%	06/01/41	2,000	2,031,740
Monroe Cnty. Hosp. Auth. Rev., Pocono Med. Ctr. Hosp. (Pre-refunded Date 01/01/14)(d)	NR	6.000%	01/01/43	2,500	2,513,025
Pennsylvania Econ. Dev. Fin. Auth. Res. Recov. Rev., Rfdg., Colver Proj., Ser. F, AMBAC, AMT	Ba1	4.625%	12/01/18	3,500	3,488,415
Pennsylvania Econ. Dev. Fin. Auth. Res. Recov. Rev., Rfdg., Colver Proj., Ser. F, AMBAC, AMT	Ba1	5.000%	12/01/15	3,000	3,065,100
Pennsylvania Tpke. Comm., Ser. C	A1	5.000%	12/01/43	1,225	1,221,215
Philadelphia Arpt. Rev., Rfdg., Ser. A, AMT	A2	5.000%	06/15/27	2,500	2,559,450
Philadelphia, Ser. B, AGC, GO	A2	7.125%	07/15/38	1,500	1,661,985

					19,287,451

Puerto Rico — 3.1%
Puerto Rico Comnwlth., Aqueduct & Swr. Auth. Rev., Ser. A	Ba1	5.750%	07/01/37	1,260	924,525
Puerto Rico Comnwlth., Aqueduct & Swr. Auth. Rev., Ser. A	Ba1	6.000%	07/01/47	1,050	764,358
Puerto Rico Comnwlth., Hwy. & Trans. Auth. Rev., Rfdg., Ser. CC	Baa2	5.500%	07/01/28	2,500	2,030,300
Puerto Rico Comnwlth., Hwy. & Trans. Auth. Rev., Rfdg., Ser. K	Baa3	5.000%	07/01/14	2,000	1,973,420
Puerto Rico Comnwlth., Hwy. & Trans. Auth. Rev., Rfdg., Ser. J (Pre-refunded Date 07/01/14)(d)	Baa3	5.500%	07/01/23	1,320	1,360,669
Puerto Rico Comnwlth., Pub. Impvt., Rfdg., Ser. A, GO	Baa3	5.500%	07/01/39	2,000	1,430,460
Puerto Rico Comnwlth., Pub. Impvt., Rfdg., Ser. C, GO	Baa3	6.000%	07/01/39	800	591,936
Puerto Rico Elec. Pwr. Auth. Rev., Rfdg., LIBOR, Ser. UU, FGIC	Baa3	0.866%(e)	07/01/31	5,000	2,860,100
Puerto Rico Elec. Pwr. Auth. Rev., Rfdg., Ser. A	Baa3	6.750%	07/01/36	1,000	821,140
Puerto Rico Elec. Pwr. Auth. Rev., Rfdg., Ser. XX	Baa3	5.250%	07/01/40	2,000	1,397,760
Puerto Rico Pub. Bldgs. Auth. Rev., Gtd. Govt. Facs., Rfdg., Ser. P	Baa3	6.750%	07/01/36	1,000	823,700
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., First Sub., Ser. A	A3	5.375%	08/01/39	1,750	1,320,883
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., First Sub., Ser. A	A3	5.750%	08/01/37	1,600	1,281,392
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., First Sub., Ser. A	A3	6.000%	08/01/42	3,550	2,859,028
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., First Sub., Ser. A-1	A3	5.000%	08/01/43	750	524,708
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., Ser. C	A2	5.250%	08/01/40	750	627,758

					21,592,137

Rhode Island — 0.3%
Rhode Island Hlth. & Ed. Bldg. Corp. Higher Ed. Facs. Rev., Lifespan Oblig., Ser. A., AGC	A3	7.000%	05/15/39	2,000	2,215,840

South Carolina — 1.2%
South Carolina Pub. Svc. Auth. Rev., Ser. E	A1	5.000%	12/01/48	750	740,558
South Carolina Pub. Svc. Auth. Rev., Santee Cooper, Ser. A	A1	5.125%	12/01/43	2,000	2,032,580
South Carolina Pub. Svc. Auth. Rev., Santee Cooper, Ser. A	A1	5.500%	01/01/38	2,500	2,695,800
South Carolina Pub. Svc. Auth. Rev., Santee Cooper, Ser. A	A1	5.750%	12/01/43	3,000	3,284,250

					8,753,188

South Dakota — 0.4%
Ed Enhancement Funding Corp. Rev., Tob., Ser. B	A-(a)	5.000%	06/01/27	1,000	1,057,480
South Dakota St. Hlth. & Edl. Facs. Auth. Rev., Rfdg., Avera Hlth., Ser. A	A1	5.000%	07/01/42	1,600	1,564,208

					2,621,688

Tennessee — 1.0%
Chattanooga Hlth. Edl. & Hsg. Facs. Brd., Ser. A	A1	5.250%	01/01/45	1,500	1,486,305
Knox Cnty. Tenn. Hlth. Edl. & Hsg. Facs. Brd. Hosp. Facs., Covenant Hlth. Rev., Rfdg. & Impvt., Ser. A, CABS	A-(a)	5.900%(b)	01/01/35	1,000	293,390
Memphis Shelby Cnty. Arpt. Auth. Rev., Rfdg., Ser. B, AMT	A3	5.750%	07/01/25	1,000	1,096,220
Tennessee Energy Acquisition Corp. Gas Rev., Ser. C	Baa1	5.000%	02/01/18	2,000	2,194,600
Tennessee Energy Acquisition Corp. Gas Rev., Ser. C	Baa1	5.000%	02/01/22	1,000	1,086,480
Tennessee Energy Acquisition Corp. Gas Rev., Ser. C	Baa1	5.000%	02/01/25	1,000	1,059,970

					7,216,965

Texas — 9.1%
Austin Elec. Util. Sys. Rev., Rfdg., Ser. A, AMBAC	A1	5.000%	11/15/22	4,610	5,093,497
Austin Tex. Wtr. & Wstewtr. Sys. Rev., Austin Wtr. & Swr., Ser. A	Aa2	5.125%	11/15/29	2,000	2,176,020
Brazos River Auth. Poll. Ctl. Rev., TXU Energy Co. LLC Proj., Ser. D (Mandatory Put Date 10/01/14)	C	5.400%(e)	10/01/29	1,000	29,990
Brazos River Auth. Poll. Ctl. Rev., TXU Rmkt., AMT	NR	5.400%	05/01/29	1,500	44,985
Central Tex. Regl. Mobility Auth. Rev., Rfdg., Sr. Lien, Ser. A	Baa2	5.000%	01/01/43	500	451,195
Central Tex. Regl. Mobility Auth. Rev., Sr. Lien	Baa2	6.000%	01/01/41	1,000	1,017,230
Clifton Higher Ed. Fin. Corp. Rev.	BBB(a)	6.000%	08/15/43	1,000	1,037,900
Dallas-Fort Worth Int’l. Arpt. Rev., Ser. E, AMT, Rfdg.	A2	5.000%	11/01/35	7,000	6,764,520
Grand Parkway Trans. Corp., First Tier Toll Rev., Ser. A	BBB(a)	5.125%	10/01/43	2,000	1,936,040
Harris Cnty. Cultural Ed. Facs. Fin. Corp. Rev, Children’s Hosp. Proj.	Aa2	5.500%	10/01/39	1,500	1,637,970
Harris Cnty. Indl. Dev. Corp., Solid Wste. Disp. Rev., Deer Park Fing. Proj., LP	A2	5.000%	02/01/23	750	798,743
Harris Cnty. Metro. Trans. Auth. Rev., Ser. A	Aa2	5.000%	11/01/36	3,000	3,125,310
Houston Arpt. Sys. Rev., Sr. Lien, Ser. A, Rfdg.	Aa3	5.500%	07/01/39	1,000	1,094,060
Houston Arpt. Sys. Rev., Sub. Lien, Ser. A, AMT, Rfdg.	A(a)	5.000%	07/01/25	575	613,082
Houston Arpt. Sys. Rev., Sub. Lien, Ser. A, AMT, Rfdg.	A(a)	5.000%	07/01/32	1,000	999,950

Houston Arpt. Sys. Rev., Sub. Lien, Ser. B, AMT, Rfdg.	A(a)	5.000%	07/01/32	2,000	2,049,020
Houston Util. Sys. Rev., Rfdg., Comb., 1st Lien, Ser. A, AGC	Aa2	5.250%	11/15/33	1,510	1,611,668
Lower Colo. Riv. Auth. Tex. Rev., Rfdg., BHAC	Aa1	5.250%	05/15/28	2,000	2,209,820
Lower Colo. Riv. Auth. Tex. Rev., Unrefunded, Rfdg.	A1	5.750%	05/15/28	290	305,292
Lower Colo. Riv. Auth. Tex. Rev., Rfdg. (Pre-refunded Date 05/15/15)(d)	A1	5.750%	05/15/28	2,680	2,893,515
Lower Colo. Riv. Auth. Tex. Rev., Rfdg. (Pre-refunded Date 05/15/15)(d)	NR	5.750%	05/15/28	235	253,505
North Tex. Twy. Auth. Rev., First Tier, Rfdg.	A2	6.000%	01/01/38	1,000	1,081,309
North Tex. Twy. Auth. Rev., First Tier, Rfdg., Ser. A	A2	5.750%	01/01/40	1,500	1,585,964
North Tex. Twy. Auth. Rev., First Tier, Ser. A	A2	6.250%	01/01/39	1,500	1,654,664

North Tex. Twy. Auth. Rev., Second Tier, Rfdg., Ser. F	A3	5.750%	01/01/38	2,500	2,619,224
North Tex. Twy. Auth. Rev., Spl. Projs., Ser. A	AA+(a)	5.500%	09/01/41	1,000	1,072,900
Sabine River Auth. Poll Ctl. Rev., TXU Energy Co. LLC Proj., Ser. B	C	6.150%	08/01/22	1,000	29,989
San Antonio Elec. & Gas Sys., Ser. A (Pre-refunded Date 02/01/16)(d)	Aa1	5.000%	02/01/21	5,000	5,497,649
Texas Mun. Gas Acquisition & Sply. Corp. I Gas Sply. Rev., Sr. Lien, Ser. D	Baa2	5.625%	12/15/17	1,765	1,985,853
Texas Mun. Gas Acquisition & Sply. Corp. I Gas Sply. Rev., Var. Sr. Lien, Ser. B	Baa2	0.863%(e)	12/15/26	1,500	1,235,969
Texas Mun. Gas Acquisition & Sply. Corp. III Gas Sply. Rev.	A3	5.000%	12/15/32	1,000	953,849
Texas Private Activity Surface Trans. Corp., Sr. Lien NTE Mobility, AMT	Baa3	6.750%	06/30/43	500	522,819
Texas Private Activity Surface Trans. Corp., Sr. Lien NTE Mobility, AMT	Baa3	7.000%	12/31/38	1,500	1,607,084
Texas Private Activity Surface Trans. Corp., Sr. Lien LBJ Infrastructure	Baa3	7.000%	06/30/40	2,500	2,733,525
Texas St. Trans. Comm. Tpke. Sys. Rev., First Tier, Ser. A, Rfdg.	Baa1	5.000%	08/15/41	3,000	2,951,130
Texas St. Vets. Hsg. Assistance Proj. Fdg., Ser. II-A, GO	AAA(a)	5.250%	12/01/23	2,500	2,924,100

					64,599,340

Utah — 1.2%
Intermountain Power Agcy., Utah Pwr., Supply Rev., Rfdg., Ser. A, AMBAC	A1	5.000%	07/01/17	5,000	5,727,200
Utah Transit Auth. Sales Tax Rev., Rfdg.	A1	5.000%	06/15/42	2,400	2,429,904

					8,157,104

Virgin Islands — 0.2%
Virgin Islands Pub. Fin. Auth. Rev., Sr. Lien Matching Fund Loan, Note A (Pre-refunded Date 10/01/2014)(d)	Baa2	5.250%	10/01/21	1,500	1,563,645

Virginia — 1.4%
Fairfax Cnty. Indl. Dev. Auth. Rev., Healthcare, Inova Hlth. Sys.	Aa2	5.000%	05/15/40	2,000	2,033,060
Prince William Cnty. Indl. Dev. Auth., Rfdg., Novant Hlth. Oblig. Group, Ser. B	A1	4.000%	11/01/46	1,250	1,018,088
Richmond Met. Auth. Expy. Rev., Rfdg., Unrefunded Bal., FGIC, NATL	Baa1	5.250%	07/15/17	2,225	2,372,139
Richmond Met. Auth. Expy. Rev., Rfdg., ETM, FGIC, NATL(d)	Baa1	5.250%	07/15/17	2,785	3,078,845
Tob. Settlement Fin. Corp. Rev., Asset Bkd., (Pre-refunded Date 06/01/15)(d)	Aaa	5.625%	06/01/37	1,000	1,079,960

					9,582,092

Washington — 3.3%
Port of Seattle Rev., Rfdg., Intermediate Lien, Ser. B, AMT	Aa2	5.000%	09/01/26	1,115	1,187,876
Port of Seattle Rev., Rfdg., Intermediate Lien, Ser. C, AMT	A1	5.000%	02/01/24	2,500	2,711,275
Port of Seattle Rev., Rfdg., Intermediate Lien, XLCA	A1	5.000%	02/01/28	3,000	3,133,290
Skagit Cnty. Skagit Hsp. Dist. No. 1 Rev.	Baa2	5.750%	12/01/35	625	635,794
Washington St. Economic Dev. Fin. Auth. Lease Rev., Biomedical Resh. Pptys. II, NATL	Aa1	5.000%	06/01/21	2,665	2,931,367
Washington St. Economic Dev. Fin. Auth. Lease Rev., Biomedical Resh. Pptys. II, NATL	Aa1	5.000%	06/01/22	2,570	2,826,872
Washington St. Healthcare Facs. Auth. Rev., Overlake Hosp. Med. Ctr.	A2	5.500%	07/01/30	1,115	1,137,144

Washington St. Healthcare Facs. Auth. Rev., Providence Hlth. & Svcs., Ser. A	Aa2	5.000%	10/01/39	3,500	3,528,140
Washington St. Healthcare Facs. Auth. Rev., Providence Healthcare, Ser. A, FGIC (Pre-refunded Date 10/01/16)(d)	Aa2	5.000%	10/01/36	85	95,781
Washington St. Healthcare Facs. Auth. Rev., Seattle Children’s Hospital	Aa3	5.625%	10/01/38	1,250	1,356,588
Washington St. Healthcare Facs. Auth. Rev., Seattle Children’s Hospital, Ser. A	Aa3	5.000%	10/01/42	2,000	1,993,800
Washington St. Healthcare Facs. Auth. Rev., Swedish Hlth. Svcs., Ser. A (Pre-refunded Date 05/15/21)(d)	NR	6.250%	11/15/41	1,500	1,923,045

					23,460,972

Wisconsin — 0.3%
Wisconsin St. Gen. Rev., Ser. A, St. Approp.	Aa3	5.750%	05/01/33	2,000	2,205,220

Wyoming — 0.1%
Campbell Cnty. Solid Wst. Facs. Rev., Basin Elec. Pwr. Coop., Ser. A	A1	5.750%	07/15/39	500	538,980

TOTAL LONG-TERM INVESTMENTS (cost $685,452,710)					703,767,343

SHORT-TERM INVESTMENT — 0.4%
Mississippi — 0.4%
Mississippi St. Business Fin. Comm. Gulf Opp. Var., Chevron USA, Ser. G, FRDD (cost $3,000,000)	VMIG1	0.040%(e)	11/01/35	3,000	3,000,000

TOTAL INVESTMENTS — 99.8% (cost $688,452,710)(f)					706,767,343
OTHER ASSETS IN EXCESS OF LIABILITIES(g) — 0.2%					1,440,393

NET ASSETS — 100.0%					$ 708,207,736

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
AGC	Assured Guaranty Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BHAC	Berkshire Hathaway Assurance Corp.
CABS	Capital Appreciation Bonds
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRDD	Floating Rate Daily Demand Note
GNMA	Government National Mortgage Association
GO	General Obligation
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guaranty Corp.
NR	Not Rated by Moody’s or Standard & Poor’s
TCRS	Transferable Custodial Receipts
XLCA	XL Capital Assurance

†	The ratings reflected are as of November 30, 2013. Ratings of certain bonds may have changed subsequent to that date. The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	Standard & Poor’s Rating.
(b)	Represents a zero coupon or step bond. Rate shown reflects the effective yield on November 30, 2013.
(c)	Represents issuer in default on interest payments and/or principal repayment but the security is income producing.
(d)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash and/or U.S. guaranteed obligations.
(e)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2013.
(f)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$686,962,463

Appreciation	37,328,370
Depreciation	(17,523,490)

Net Unrealized Appreciation	$19,804,880

The book basis may differ from tax basis due to certain tax related adjustments.

(g)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at November 30, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at November 30, 2013	Unrealized Depreciation(1)(2)
	Short Positions:
70	10 Year U.S. Treasury Notes	Mar. 2014	$8,768,680	$8,776,250	$(7,570)
142	U.S. Long Bonds	Dec. 2013	18,558,334	18,775,063	(216,729)

					$(224,299)

(1)	Cash of $529,000 has been segregated to cover requirement for open futures contracts as of November 20, 2013.
(2)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of November 30, 2013.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of November 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Municipal Bonds	$—	$706,767,343	$—
Other Financial Instruments*
Futures Contracts	(224,299)	—	—

Total	$(224,299)	$706,767,343	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swaps contracts, which are recorded at the unrealized appreciation/depreciation of the instrument.

Notes to Schedules of Investments (Unaudited)

Security Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price; they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Portfolio securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board of Directors. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential National Muni Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date January 17, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date January 17, 2014

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date January 17, 2014

*	Print the name and title of each signing officer under his or her signature.